UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
_____________ to _____________
Date of Report (Date of earliest event reported)
________________________________
Commission File Number of securitizer:
Central Index Key Number of securitizer:
Name and telephone number, including area code, of the person to contact in connection with this filing.
________________________________
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)
☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:  N/A
Central Index Key Number of securitizer: 0001773422
Glenbeigh 2 Issuer 2021-2 Designated Activity Company
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):
_____________________
Milind Chaukar, +44 (20) 3569 4410
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT
PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.
PricewaterhouseCoopers LLP was engaged to perform an agreed upon procedures engagement. PricewaterhouseCoopers LLP’s Agreed Upon Procedures Report containing its findings is attached as an Exhibit to this Form ABS-15G.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Citibank, N.A., London Branch EMEA International Residential Finance (Securitizer)
By:	/s/ Milind Chaukar
Name:	Milind Chaukar
Title:	Managing Director
Date: September 15, 2021

EXHIBIT INDEX
Exhibit Number	Description
99.1	Independent Accountant’s Report on Applying Agreed Upon Procedures, dated September 14, 2021 of PricewaterhouseCoopers LLP.